Borrowings (Revolving line of credit) (Details) (Revolving Credit Facility [Member], USD $)	0 Months Ended			12 Months Ended
	Apr. 04, 2012	Mar. 23, 2012	Feb. 13, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Revolving line of credit, maximum borrowing capacity					$ 5,000,000
Borrowing base, percent of eligible accounts receivable				80.00%
Variable rate basis				bank’s prime rate
Basis spread on variable rate				1.00%
Outstanding borrowings	4,500,000			4,500,000	0
Repayments of debt	4,500,000		4,500,000
Increase in additional borrowings		$ 4,500,000
Minimum
Line of Credit Facility [Line Items]
Variable rate basis				30-day LIBOR rate
Basis spread on variable rate				2.50%